CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Accumulated amortization	$ 96,287	$ 70,243
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	8,732,381	7,194,910
Common Stock, shares outstanding	8,732,381	7,194,910
Puttable Common Stock, shares authorized	131,287	131,287
Puttable Common Stock, shares issued
Puttable Common Stock, shares outstanding
Puttable Common Stock, par value	$ 0.001	$ 0.001